497(e)

                              GARTMORE MUTUAL FUNDS
                       (formerly, Nationwide Mutual Funds)

                        NorthPointe Small Cap Value Fund

                  Prospectus Supplement dated January 25, 2002
                        to Prospectus dated March 1, 2001

The disclosure in the Prospectus is hereby amended to reflect the following changes:

Nationwide  Mutual  Funds  has  changed  its  name  to  Gartmore  Mutual  Funds.

PAGES  2,  3,  7  AND  8
The Fund's investment adviser has changed its name to Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust).

PAGE  8
Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.) currently serves as distributor for the Fund. It is anticipated that Gartmore Distribution Services, Inc. will become distributor for the Fund after January 25, 2002.

The Fund's administrator has changed its name to Gartmore SA Capital Trust (formerly, Villanova SA Capital Trust.).

PAGE  9  AND  BACK  COVER
Customer service representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

The  Fund's  website  has  changed  to  www.gartmorefunds.com.

BACK  COVER
The  Address  of  Gartmore  Funds  has  changed  to:

Gartmore  Funds
P.O.  Box  182205
Columbus,  OH  43218-2205

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

497(e)

                     NATIONWIDE INVESTOR DESTINATIONS SERIES
                                 Aggressive Fund
                           Moderately Aggressive Fund
                                  Moderate Fund
                          Moderately Conservative Fund
                                Conservative Fund

                  Prospectus Supplement dated January 25, 2002
      to Prospectus dated September 4, 2001 (as revised December 17, 2001)

The disclosure of the Prospectus is hereby amended to reflect the following changes:

Nationwide  Mutual  Funds  has  changed  its  name  to  Gartmore  Mutual  Funds.

Nationwide Investor Destinations Series has changed its name to Gartmore Investor Destinations Series.

EACH  OF  THE  FUNDS  HAS  CHANGED  ITS  NAME  AS  FOLLOWS:


Old Name                                                                                New Name
Nationwide Investor Destinations Aggressive Fund. . . . . . .  Gartmore Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund .  Gartmore Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund. . . . . . . .  Gartmore Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund  Gartmore Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund. . . . . .  Gartmore Investor Destinations Conservative Fund

PAGES  3,  11,  12,  14  AND  15
Nationwide Money Market Fund has changed its name to Gartmore Money Market Fund. Nationwide Morley Enhanced Income Fund has changed its name to Gartmore Morley Enhanced Income Fund.

PAGES  8,  9,  16  AND  20
The Funds' investment adviser has changed its name to Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust).

PAGE  17
Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.) currently serves as distributor for the Funds. It is anticipated that Gartmore Distribution Services, Inc. will become distributor for the Funds after January 25, 2002.

PAGES  18  AND  20
The Funds' administrator has changed its name to Gartmore SA Capital Trust (formerly, Villanova SA Capital Trust.).

PAGES  20  AND  22,  BACK  COVER
The  Address  of  the  Funds  has  changed  to:

Gartmore  Funds
P.O.  Box  182205
Columbus,  OH  43218-2205

PAGES  20,  23  AND  24
The  Funds'  website  has  changed  to  www.gartmorefunds.com.

PAGE 23, the current disclosure under "Accounts with low balances - Class A, Class B and Class C" is deleted and replaced with the following:

If the value of your Class A, B or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

PAGE 24, the following additional funds are added to the disclosure included in "Excessive Exchange Activity" regarding which funds have exchange fees:


FUND                                                                     EXCHANGE FEE
Gartmore Global Financial Services Fund                                                                          2.00%
Gartmore Global Utilities Fund. . . . .                                                                          2.00%
Gartmore U.S. Leaders Fund. . . . . . .  2.00% (if fund shares are exchanged after having been held less than 30 days)

In addition, the Gartmore Growth 20 Fund has changed its name to Gartmore U.S. Growth Leaders and the Gartmore Global Leaders Fund has changed its name to Gartmore Worldwide Leaders Fund.

BACK  COVER
For  information,  assistance  and  wire  orders:
1-800-848-0920  (toll-free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

497(e)

                        Nationwide Large Cap Growth Fund
                   (formerly "Prestige Large Cap Growth Fund")
                         Nationwide Large Cap Value Fund
                   (formerly "Prestige Large Cap Value Fund")
                            Nationwide Small Cap Fund
                      (formerly "Prestige Small Cap Fund")

                  Prospectus Supplement dated January 25, 2002
          to Prospectus dated March 1, 2001 (as revised July 17, 2001)

Effective January 25, 2002, the disclosure regarding the Nationwide Large Cap Value Fund (which has been renamed Gartmore Large Cap Value Fund) is now included in the Gartmore Core Equity Series prospectus (dated January 25, 2002), and all references to the Fund are hereby deleted from this Prospectus. Please call 1-800-848-0920 or visit our website, www.gartmorefunds.com to obtain the new prospectus

In addition, the disclosure of the Prospectus is hereby amended to reflect the following other changes:

Nationwide  Mutual  Funds  has  changed  its  name  to  Gartmore  Mutual  Funds.

PAGES  2,  3,  5,  6,  8,  11  AND  14
The Funds' investment adviser has changed its name to Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust).

PAGE  16
Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.) currently serves as distributor for the Funds. It is anticipated that Gartmore Distribution Services, Inc. will become distributor for the Funds after January 25, 2002.

PAGE  18
The Funds' administrator has changed its name to Gartmore SA Capital Trust (formerly, Villanova SA Capital Trust).

PAGES  20  AND  22
The  Funds'  website  has  changed  to  www.gartmorefunds.com.

PAGES  20  AND  22,  BACK  COVER
The  Address  of  the  Funds  has  changed  to:

Gartmore  Funds
P.O.  Box  182205
Columbus,  OH  43218-2205

PAGE 23, the current disclosure under "Accounts with low balances - Class A, Class B and Class C" is deleted and replaced with the following:

If the value of your Class A, B or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

PAGE 24, the following additional funds are added to the disclosure included in "Excessive Exchange Activity" regarding which funds have exchange fees:


FUND                                                                     EXCHANGE FEE
Gartmore Global Financial Services Fund                                                                          2.00%
Gartmore Global Utilities Fund. . . . .                                                                          2.00%
Gartmore Global Health Sciences Fund. .                                                                          2.00%
Gartmore U.S. Leaders Fund. . . . . . .  2.00% (if fund shares are exchanged after having been held less than 30 days)

In addition, the Gartmore Growth 20 Fund has changed its name to Gartmore U.S. Growth Leaders and the Gartmore Global Leaders Fund has changed its name to Gartmore Worldwide Leaders Fund.

BACK  COVER
For  information,  assistance  and  wire  orders:
1-800-848-0920 (toll-free, 8 a.m. - 9 p.m., Eastern Time, Monday through Friday)

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

497(e)
                   Nationwide Morley Capital Accumulation Fund
                  (formerly "Morley Capital Accumulation Fund")

                  Prospectus Supplement dated January 25, 2002
                        to Prospectus dated March 1, 2001
                       (as supplemented on March 5, 2001)

The disclosure of the Prospectus is hereby amended to reflect the following changes:

Nationwide  Mutual  Funds  has  changed  its  name  to  Gartmore  Mutual  Funds.

Nationwide Morley Capital Accumulation Fund has changed its name to Gartmore Morley Capital Accumulation Fund.

PAGES  5  AND  8
The Fund's investment adviser has changed its name to Gartmore Morley Capital Management, Inc. (formerly, Morley Capital Management, Inc.).

PAGE  9
Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.) currently serves as distributor for the Fund. It is anticipated that Gartmore Distribution Services, Inc. will become distributor for the Fund after January 25, 2002.

PAGE  10
The Fund's administrator has changed its name to Gartmore SA Capital Trust (formerly, Villanova SA Capital Trust.).

PAGES  10  AND  12,  BACK  COVER
The  Address  of  Gartmore  Funds  has  changed  to:

Gartmore  Funds
P.O.  Box  182205
Columbus,  OH  43218-2205

PAGE 13, The current disclosure in the first paragraph under "Accounts with low balances - IRA Class Shares" is deleted and replaced with the following:

If the value of your IRA class shares of the Fund falls below $1,000, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $1,000. Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

BACK  COVER
For  information,  assistance  and  wire  orders:
1-800-848-0920 (toll-free, 8 a.m. - 9 p.m., Eastern Time, Monday through Friday)

The  Fund's  website  has  changed  to  www.gartmorefunds.com.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

497(e)

                          Nationwide S&P 500 Index Fund
                         Nationwide Small Cap Index Fund
                      Nationwide Mid Cap Market Index Fund
                       Nationwide International Index Fund
                           Nationwide Bond Index Fund

                  Prospectus Supplement dated January 25, 2002
       to Prospectus dated September 4, 2001 (as revised October 17, 2001)

The  disclosure  of  the  Prospectus is hereby amended to reflect the following:

Nationwide  Mutual  Funds  has  changed  its  name  to  Gartmore  Mutual  Funds.

PAGES  5,  8,  11,  14,  17,  24,  25,  27  AND  30
The Funds' investment adviser has changed its name to Gartmore Mutual Fund Capital Trust (formerly, Villanova Mutual Fund Capital Trust).

PAGES  8,  11,  14,  17,  28  AND  30
The Funds' administrator has changed its name to Gartmore SA Capital Trust (formerly, Villanova SA Capital Trust.).

PAGE  26
Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.) currently serves as distributor for the Funds. It is anticipated that Gartmore Distribution Services, Inc. will become distributor for the Funds after January 25, 2002.

PAGES  30  AND  32,  BACK  COVER
The  Address  of  the  Funds  has  changed  to:

Gartmore  Funds
P.O.  Box  182205
Columbus,  OH  43218-2205

PAGES  30,  33,  34  AND  BACK  COVER
The  Funds'  website  has  changed  to  www.gartmorefunds.com.

PAGE  33
The current disclosure under "Accounts with low balances - Class A and Class B" is deleted and replaced with the following:

If the value of your Class A or B shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

PAGE 34, the following additional funds are added to the disclosure included in "Excessive Exchange Activity" regarding which funds have exchange fees:


FUND                                                                     EXCHANGE FEE
Gartmore Global Financial Services Fund                                                                          2.00%
Gartmore Global Utilities Fund. . . . .                                                                          2.00%
Gartmore U.S. Leaders Fund. . . . . . .  2.00% (if fund shares are exchanged after having been held less than 30 days)

In addition, the Gartmore Growth 20 Fund has changed its name to Gartmore U.S. Growth Leaders and the Gartmore Global Leaders Fund has changed its name to Gartmore Worldwide Leaders Fund.

BACK  COVER
For  information,  assistance  and  wire  orders:
1-800-848-0920 (toll-free, 8 a.m. - 9 p.m., Eastern Time, Monday through Friday)

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.